Other (expense) income and finance costs - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other income & finance costs [Line Items]
Gain on disposal of mining licenses		$ 7,296	$ 0
Turkey
Disclosure of other income & finance costs [Line Items]
Gain on disposal of mining licenses	$ 7,296
Mining assets	$ 0